Assumed Common Stock Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants or rights outstanding (in shares)	35,476,667
Assumed common stock warrants liability	$ 52,860	$ 0
Change in fair value of gain, assumed warrants	$ 30,500
Share trigger price 1
Class of Warrant or Right [Line Items]
Class of warrants redemption price per unit (in dollars per share)	$ 0.01
Class of warrants redemption notice period	30 days
Warrant instrument redemption threshold consecutive trading days	20 days
Trading period	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants issued during the period (in shares)	24,150,000
Number of common stock shares converted (in shares)	1
Share price (in dollars per share)	$ 11.50
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants issued during the period (in shares)	11,326,667
Number of common stock shares converted (in shares)	1
Share price (in dollars per share)	$ 11.50
Private Warrant
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 12.00
Warrant instrument redemption threshold consecutive trading days	20 days
Trading period	30 days
Minimum lock In period required for warrant exercise from the date of business combination	365 days
Number of days for a particular event to get over for determining trading period	150 days
Common Class A | Minimum
Class of Warrant or Right [Line Items]
Share redemption trigger price per share (in dollars per share)	$ 10.00
Common Class A | Maximum
Class of Warrant or Right [Line Items]
Share redemption trigger price per share (in dollars per share)	18.00
Common Class A | Share trigger price 1
Class of Warrant or Right [Line Items]
Share redemption trigger price per share (in dollars per share)	$ 18.00